DECOMMISSIONING LIABILITIES - Disclosure of Detailed Information About Decommissioning Liability (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Decommissioning Liabilities [Line Items]
Balance	$ 159,067	$ 151,562
Acquisition of Gatos	8,112
Change in rehabilitation provision	10,114	(1,004)
Reclamation costs incurred	(1,290)	(1,103)
Accretion expense	11,096	9,610
Foreign exchange gain		0
Balance	187,098	159,067
Santa Elena [Member]
Decommissioning Liabilities [Line Items]
Balance	12,226	12,687
Acquisition of Gatos	0
Change in rehabilitation provision	495	(1,302)
Reclamation costs incurred	(155)	(387)
Accretion expense	1,292	1,228
Foreign exchange gain		0
Balance	13,858	12,226
Los Gatos [Member]
Decommissioning Liabilities [Line Items]
Balance	0	0
Acquisition of Gatos	8,112
Change in rehabilitation provision	2,165	0
Reclamation costs incurred	0	0
Accretion expense	921	0
Foreign exchange gain		0
Balance	11,198	0
San Dimas [Member]
Decommissioning Liabilities [Line Items]
Balance	13,229	14,203
Acquisition of Gatos	0
Change in rehabilitation provision	980	(2,346)
Reclamation costs incurred	(2)	0
Accretion expense	1,395	1,372
Foreign exchange gain		0
Balance	15,601	13,229
La Encantada [Member]
Decommissioning Liabilities [Line Items]
Balance	11,382	11,748
Acquisition of Gatos	0
Change in rehabilitation provision	1,237	(1,362)
Reclamation costs incurred	(124)	(140)
Accretion expense	1,208	1,136
Foreign exchange gain		0
Balance	13,703	11,382
Jerritt Canyon [Member]
Decommissioning Liabilities [Line Items]
Balance	111,805	101,322
Acquisition of Gatos	0
Change in rehabilitation provision	3,239	6,165
Reclamation costs incurred	(912)	(480)
Accretion expense	5,208	4,798
Foreign exchange gain		0
Balance	119,340	111,805
Non-Operating Properties [Member]
Decommissioning Liabilities [Line Items]
Balance	10,425	11,602
Acquisition of Gatos	0
Change in rehabilitation provision	1,997	(2,159)
Reclamation costs incurred	(97)	(96)
Accretion expense	1,072	1,076
Foreign exchange gain		0
Balance	$ 13,397	$ 10,425